PZENA
                                    FOCUSED
                                     VALUE
                                      FUND

                               SEMI-ANNUAL REPORT

                            For the Six Months Ended
                                October 31, 2002

                                     PZENA
                                    FOCUSED
                                     VALUE
                                      FUND

November 19, 2002

Dear Shareholder:

We begin this report with expressions of thanks and congratulations. Your approval of the merger transaction between the Pzena Focused Value Fund and the John Hancock Classic Value Fund at the special shareholders' meeting on November 6, 2002 means that today as you read this, you are part of the John Hancock family of funds. As we described to the press on the day of the closing, we couldn't be more excited to enter into this partnership with John Hancock. For our shareholders, we see this marriage as the perfect blend: combining our record of value investment excellence with the full service capabilities that are a hallmark of the John Hancock family of funds. We will continue to manage the John Hancock Classic Value Fund assets in the same deep value style that we have utilized since the Fund's inception, except that where we used to select stocks from the largest 1,000 publicly traded U.S. companies, we now will invest Fund assets in stocks selected from the 500 largest such companies. As such, the Fund will tend to have a higher average market capitalization in the future.

Regarding the current environment, the market has been dominated by rising fears of prolonged economic weakness, or even "double-dip" recession. Every economic sector generated negative returns, during the third calendar quarter, with only the sector deemed safest, consumer staples, able to avoid double-digit negatives. For the first time since the 1970's, the cumulative five-year return for the S&P 500 is now negative. With that backdrop, our classic value portfolio has consistently outperformed the large cap value benchmark. As of October 31, the Fund had declined by (1.49%) for the prior twelve months, while over the past five years the fund has gained 5.01% on an annualized basis. For comparison purposes, the large cap value benchmark - Russell 1000 Value - declined by (10.03%) during the past twelve months and gained 2.28% on an annualized basis over the past five years.

Going forward, the questions on everyone's mind are the same: "What should I do now?" and "Where is this market going?" Our conclusions are as follows:

  1. Compared to bonds, the stock market is the cheapest it has been in years. For the first time since the mid-1980's, it is realistic to have a long-term expected return for equities above 10%.

  2. Rising interest rates shouldn't be forgotten as a major risk to stock prices.

  3. The opportunity for value stocks (compared to growth) is better than average, and the quality of companies in our target investment universe remains very high.

  4. The absolute level of valuation for our classic value portfolio is the most attractive it has been since the inception of our firm in early 1996.

In the current environment of economic fear, we remain confident that our commitment to understanding each company's long-term earnings power should generate substantial investment rewards, albeit with full disclaimer regarding the randomness of short-term results. Further, given the economy's current stress, we are also highly sensitive to the financial leverage of each company we research.

We look forward to communicating with you in the future regarding our portfolio from the John Hancock platform, and again thank you for your continued confidence.

Sincerely,

/s/Richard S. Pzena

Richard S. Pzena
President, Chief Investment Officer
Pzena Investment Management, LLC

SCHEDULE OF INVESTMENTS at October 31, 2002 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS: 98.1%

AEROSPACE/DEFENSE: 2.2%
   15,300    Boeing Co.                                            $   455,175
                                                                   -----------

AGRICULTURE: 2.6%
   33,525    Monsanto Co.                                              554,168
                                                                   -----------

AUTO PARTS & EQUIPMENT: 2.2%
   12,850    Lear Corp.*<F1>                                           469,667
                                                                   -----------

BANKS: 2.0%
   18,525    FleetBoston
               Financial Corp.                                         433,300
                                                                   -----------

CHEMICALS: 3.6%
    9,250    FMC Corp.*<F1>                                            282,958
    8,175    Lubrizol Corp.                                            237,075
    8,675    Sherwin-Williams Co.                                      237,261
                                                                   -----------
                                                                       757,294
                                                                   -----------

COMMERCIAL SERVICES: 4.6%
   40,100    ServiceMaster Co.                                         411,025
   29,200    Viad Corp.                                                567,064
                                                                   -----------
                                                                       978,089
                                                                   -----------

COMPUTERS: 8.6%
   31,650    Electronic Data
               Systems Corp.                                           476,649
   45,450    Hewlett-Packard Co.                                       718,110
  283,025    Solectron Corp.*<F1>                                      636,806
                                                                   -----------
                                                                     1,831,565
                                                                   -----------

DIVERSIFIED MANUFACTURING OPERATIONS: 6.1%
   28,000    Cooper Industries, Ltd.                                   881,720
   28,800    Tyco International Ltd.                                   416,448
                                                                   -----------
                                                                     1,298,168
                                                                   -----------

FINANCE: 3.4%
   40,875    CIT Group Inc.                                            727,984
                                                                   -----------

FOREST PRODUCTS & PAPER: 3.1%
   53,325    Georgia-Pacific Corp.                                     650,565
                                                                   -----------

HEALTHCARE - SERVICES: 6.7%
   17,550    Aetna, Inc.                                               707,265
   30,125    Health Net, Inc.*<F1>                                     704,925
                                                                   -----------
                                                                     1,412,190
                                                                   -----------

INSURANCE: 18.3%
   12,200    Allstate Corp.                                            485,316
   29,800    Aon Corp.                                                 546,234
   20,550    IPC Holdings, Ltd.*<F1>                                   640,544
   18,025    Loews Corp.                                               777,598
   21,800    Old Republic
               International Corp.                                     649,858
    7,725    Radian Group Inc.                                         272,461
    6,775    XL Capital Ltd.                                           515,916
                                                                   -----------
                                                                     3,887,927
                                                                   -----------

MINING: 2.1%
   36,500    Freeport-McMoRan
               Copper & Gold, Inc.*<F1>                                445,300
                                                                   -----------

OIL & GAS: 3.2%
    3,825    ConocoPhillips                                            185,512
   24,050    Marathon Oil Corp.                                        502,645
                                                                   -----------
                                                                       688,157
                                                                   -----------

OIL & GAS SERVICES: 2.2%
   25,182    FMC Technologies, Inc.*<F1>                               465,867
                                                                   -----------

PHARMACEUTICALS:  2.1%
   18,275    Bristol-Myers Squibb Co.                                  449,748
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS: 2.7%
   56,825    Trizec Properties, Inc.                                   576,774
                                                                   -----------

RETAIL: 2.3%
    9,525    Payless ShoeSource, Inc.*<F1>                             481,013
                                                                   -----------

SAVINGS & LOANS: 2.4%
   14,500    Washington Mutual, Inc.                                   518,520
                                                                   -----------

SOFTWARE: 6.7%
   96,000    Computer Associates
               International, Inc.                                   1,426,560
                                                                   -----------

TELECOMMUNICATIONS: 4.3%
  119,250    Tellabs, Inc.*<F1>                                        915,840
                                                                   -----------

TOYS/GAMES/HOBBIES: 2.3%
   47,425    Hasbro, Inc.                                              484,683
                                                                   -----------

TRANSPORTATION: 4.4%
   16,775    CNF Inc.                                                  539,987
    6,450    Union Pacific Corp.                                       380,873
                                                                   -----------
                                                                       920,860
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $21,974,694)                                                20,829,414
                                                                   -----------

PRINCIPAL
  AMOUNT
  ------
SHORT-TERM INVESTMENT: 1.7%
 $355,983    Federated Cash
               Trust Treasury
               Money Market
               (cost $355,983)                                         355,983
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $22,330,677+<F2>):  99.8%                                   21,185,397

Other Assets less
  Liabilities:  0.2%                                                    38,675
                                                                   -----------
NET ASSETS:  100.0%                                                $21,224,072
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
+<F2> At October 31, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
       Gross unrealized appreciation                               $   213,101
       Gross unrealized depreciation                                (1,358,381)
                                                                   -----------
       Net unrealized depreciation                                 $(1,145,280)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2002 (Unaudited)

ASSETS
   Investments in securities, at value (cost $22,330,677)          $21,185,397
   Cash                                                                 25,246
   Receivables:
       Fund shares sold                                                    631
       Dividends and interest                                           21,263
   Prepaid expenses                                                      6,147
                                                                   -----------
           Total assets                                             21,238,684
                                                                   -----------

LIABILITIES
   Payables:
       Fund shares redeemed                                                315
       Advisory fees                                                    10,290
       Administration fees                                               1,699
   Accrued expenses and other liabilities                                2,308
                                                                   -----------
           Total liabilities                                            14,612
                                                                   -----------

NET ASSETS                                                         $21,224,072
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($21,224,072/1,499,211 shares outstanding; unlimited
     number of shares authorized without par value)                     $14.16
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $22,840,987
   Accumulated net investment income                                    26,842
   Accumulated net realized loss on investments                       (498,477)
   Net unrealized depreciation on investments                       (1,145,280)
                                                                   -----------
           Net assets                                              $21,224,072
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2002 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends                                                   $   151,993
       Interest                                                          7,828
                                                                   -----------
           Total income                                                159,821
                                                                   -----------

   Expenses
       Advisory fees                                                   106,408
       Administration fees                                              18,370
       Fund accounting fees                                             11,056
       Transfer agent fees                                               9,894
       Audit fees                                                        8,502
       Custody fees                                                      3,660
       Reports to shareholders                                           3,414
       Trustee fees                                                      3,258
       Registration fees                                                 2,926
       Legal fees                                                        2,282
       Insurance expense                                                   317
       Miscellaneous                                                     1,707
                                                                   -----------
           Total expenses                                              171,794
           Less: fees waived and expenses absorbed                     (38,815)
                                                                   -----------
           Net expenses                                                132,979
                                                                   -----------
               NET INVESTMENT INCOME                                    26,842
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                   (498,477)
   Change in net unrealized depreciation on investments             (4,042,749)
                                                                   -----------
       Net realized and unrealized loss on investments              (4,541,226)
                                                                   -----------
               NET DECREASE IN NET ASSETS
                 RESULTING FROM OPERATIONS                         $(4,514,384)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                     OCTOBER 31, 2002#<F3>   APRIL 30, 2002
                                                                     ---------------------   --------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                                  $    26,842         $    47,233
   Net realized gain (loss) on investments                                   (498,477)            673,333
   Change in net unrealized
     appreciation/depreciation on investments                              (4,042,749)          1,514,114
                                                                          -----------         -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                                         (4,514,384)          2,234,680
                                                                          -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                 (33,172)            (48,889)
   From net realized gain                                                    (673,186)           (265,574)
                                                                          -----------         -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (706,358)           (314,463)
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F3>                               4,946,805           8,180,853
                                                                          -----------         -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                               (273,937)         10,101,070

NET ASSETS
   Beginning of period                                                     21,498,009          11,396,939
                                                                          -----------         -----------
   END OF PERIOD                                                          $21,224,072         $21,498,009
                                                                          -----------         -----------
                                                                          -----------         -----------
   Accumulated net investment income                                      $    26,842         $    33,172
                                                                          -----------         -----------
                                                                          -----------         -----------

(a)<F3>  A summary of capital share transactions is as follows:

                                       SIX MONTHS ENDED                 YEAR ENDED
                                     OCTOBER 31, 2002#<F4>            APRIL 30, 2002
                                     ---------------------          ------------------
                                      Shares       Value            Shares       Value
                                      ------       -----            ------       -----
Shares sold                           504,773    $ 7,670,966        633,464    $10,776,450
Shares issued in reinvestment
  of distributions                     52,723        664,306         17,520        286,166
Shares redeemed                      (242,285)    (3,388,467)      (175,836)    (2,881,763)
                                     --------    -----------       --------    -----------
Net increase                          315,211    $ 4,946,805        475,148    $ 8,180,853
                                     --------    -----------       --------    -----------
                                     --------    -----------       --------    -----------

#<F4>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                             SIX MONTHS
                                               ENDED
                                            OCTOBER 31,                              YEAR ENDED APRIL 30,
                                             2002#<F5>         2002           2001           2000           1999           1998
                                             ---------         ----           ----           ----           ----           ----
Net asset value,
  beginning of period                          $18.16         $16.08         $11.63         $11.83         $14.40         $11.56

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment
       income (loss)                             0.01           0.05           0.02          (0.06)         (0.05)         (0.03)
     Net realized and unrealized
       gain (loss) on investments               (3.55)          2.42           4.43           0.19          (2.02)          3.93
                                               ------         ------         ------         ------         ------         ------
Total from
  investment operations                         (3.54)          2.47           4.45           0.13          (2.07)          3.90
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net
       investment income                        (0.02)         (0.06)            --             --             --             --
     From net capital gain                      (0.44)         (0.33)            --          (0.33)         (0.50)         (1.06)
                                               ------         ------         ------         ------         ------         ------
Total distributions                             (0.46)         (0.39)            --          (0.33)         (0.50)         (1.06)
                                               ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                                $14.16         $18.16         $16.08         $11.63         $11.83         $14.40
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total return                                   (19.20)%^<F7>   15.67%         38.26%          1.34%        (14.03)%        35.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (millions)                          $21.2          $21.5          $11.4           $5.3           $7.2           $9.7

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              1.61%+<F6>     2.01%          2.81%          2.99%          2.60%          2.69%
After fees waived and
  expenses absorbed                              1.25%+<F6>     1.25%          1.75%          1.75%          1.75%          1.75%

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                             (0.11)%+<F6>   (0.42)%        (0.84)%        (1.71)%        (1.26)%        (1.26)%
After fees waived and
  expenses absorbed                              0.25%+<F6>     0.34%          0.22%         (0.47)%        (0.41)%        (0.32)%
Portfolio turnover rate                         24.64%^<F7>    38.03%         78.22%         50.07%         47.14%         53.95%

#<F5>  Unaudited.
+<F6>  Annualized.
^<F7>  Not annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. Prior to August 28, 2001, the annual rate was 1.25%. For the six months ended October 31, 2002, the Fund incurred $106,408 in advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.25% of average daily net assets. Prior to August 28, 2001, the expense cap was 1.75%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended October 31, 2002, the Advisor waived fees of $38,815. At October 31, 2002, the total expenses waived and reimbursed by the advisor subject to reimbursement were $361,010. The Advisor may recapture $148,818 of the above amount no later than April 30, 2003, $68,587 no later than April 30, 2004, $104,790 no later than April 30, 2005, and $38,815 no later than April 30, 2006. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

     Under $15 million          $30,000
     $15 to $50 million         0.20% of average daily net assets
     $50 to $100 million        0.15% of average daily net assets
     $100 to $150 million       0.10% of average daily net assets
     Over $150 million          0.05% of average daily net assets

  For the period ended October 31, 2002, the Fund incurred $18,370 in Administration fees.

  Quasar Distributors, LLC, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as the Fund's custodian (the "Custodian"). Both the distributor and Custodian are affiliates of the Administrator.

  Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended October 31, 2002, were $11,531,978 and $4,891,447 respectively.

NOTE 5 - REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On October 3, 2002, a distribution of $0.4574 per share was declared. The dividend was paid on October 7, 2002, to shareholders of record on October 3, 2002. The tax character of distributions paid during the period ended October 31, 2002 was as follows:

                                            2002
                                            ----
  Distributions paid from:
      Ordinary income                    $ 33,172
      Long-term capital gain              673,186

NOTE 7 - RESULTS OF THE SPECIAL MEETING

  A special meeting of the shareholders of the Pzena Focused Value Fund, a series of shares of beneficial interest of Professionally Managed Portfolios, was held on November 6, 2002 for shareholders of record as of September 30, 2002. The shareholders of the Fund voted on whether to approve a proposal to reorganize the Fund into the John Hancock Classic Value Fund. The results of the vote at the shareholder meeting held November 6, 2002 were as follows:

1. To approve the proposed reorganization into the John Hancock Classic Value
   Fund:

             For        Against      Withheld
             ---        -------      --------
           951,085      41,585          --

NOTE 8 - SUBSEQUENT EVENTS

  Effective November 8, 2002, the Fund was merged into the John Hancock Classic Value Fund. The Advisor was changed from Pzena Investment Management, LLC to John Hancock Advisers, LLC. Pzena Investment Management, LLC, the former advisor, will act as subadvisor to the John Hancock Classic Value Fund. Additionally the Distributor was changed from Quasar Distributors, LLC to The John Hancock Funds, LLC and the expense arrangements have been changed. Please see the John Hancock Classic Value Fund's prospectus for additional information regarding the expense arrangement and all other relevant changes.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund, as of October 31, 2002, is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                     TERM OF        PRINCIPAL                        # OF FUNDS     OTHER
                         POSITION    OFFICE AND     OCCUPATION                       IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH   LENGTH OF      DURING PAST                      OVERSEEN BY    HELD BY
AND ADDRESS              THE TRUST   TIME SERVED    FIVE YEARS                       TRUSTEE        TRUSTEE
-----------              ---------   -----------    -----------                      -----------    -------------
Dorothy A. Berry         Chairman    Indefinite     Talon Industries (venture           19          Not
Born (1943)              and         Term           capital & business                              Applicable
615 E. Michigan St.      Trustee     Since          consulting); formerly
Milwaukee, WI  53202                 May 1991       Chief Operating Officer,
                                                    Integrated Assets
                                                    Management (investment
                                                    advisor and manager) and
                                                    formerly President, Value
                                                    Line, Inc., (investment
                                                    advisory & financial
                                                    publishing firm).

Wallace L. Cook          Trustee     Indefinite     Retired. Formerly                   19          Not
Born (1939)                          Term           Senior Vice President,                          Applicable
615 E. Michigan St.                  Since          Rockefeller Trust Co.;
Milwaukee, WI  53202                 May 1991       Financial Counselor,
                                                    Rockefeller & Co.

Carl A. Froebel          Trustee     Indefinite     Private Investor.  Formerly         19          Not
Born (1938)                          Term           Managing Director, Premier                      Applicable
615 E. Michigan St.                  Since          Solutions, Ltd.  Formerly
Milwaukee, WI  53202                 May 1991       President and Founder,
                                                    National Investor Data
                                                    Services, Inc. (investment
                                                    related computer software).

Rowley W.P. Redington    Trustee     Indefinite     President; Intertech                19          Not
Born (1944)                          Term           (consumer electronics and                       Applicable
615 E. Michigan St.                  Since          computer service and
Milwaukee, WI  53202                 May 1991       marketing); formerly Vice
                                                    President, PRS of New
                                                    Jersey, Inc. (management
                                                    consulting), and Chief
                                                    Executive Officer, Rowley
                                                    Associates (consultants).

Ashley T. Rabun          Trustee     Indefinite     Founder and Chief Executive         19          Trustee,
(Born 1952)                          Term           Officer, InvestorReach, Inc.,                   E*TRADE
615 E. Michigan St.                  Since          (financial services marketing                   Mutual Funds
Milwaukee, WI  53202                 May 2002       and distribution consulting);
                                                    formerly Partner and Director,
                                                    Nicholas-Applegate Capital
                                                    Management, (investment
                                                    management).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                     TERM OF        PRINCIPAL                        # OF FUNDS     OTHER
                         POSITION    OFFICE AND     OCCUPATION                       IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH   LENGTH OF      DURING PAST                      OVERSEEN BY    HELD BY
AND ADDRESS              THE TRUST   TIME SERVED    FIVE YEARS                       TRUSTEE        TRUSTEE
-----------              ---------   -----------    -----------                      -----------    -------------
Steven J. Paggioli       Trustee     Indefinite     Consultant, U.S. Bancorp            19          Trustee,
Born (1950)                          Term           Fund Services, LLC since                        Managers
915 Broadway                         Since          July, 2001; formerly                            Funds
New York, NY  10010                  May 1991       Executive Vice President,
                                                    Investment Company
                                                    Administration, LLC
                                                    ("ICA") (mutual fund
                                                    administrator and the
                                                    Fund's former
                                                    administrator).

Robert M. Slotky         President   Indefinite     Vice President, U.S.                19          Not
Born (1947)                          Term           Bancorp Fund Services,                          Applicable
2020 E. Financial Way,               Since          LLC since July, 2001;
Suite 100                            August 2002    formerly, Senior Vice
Glendora, CA  91741                                 President, ICA (May 1997-
                                                    July 2001); former instructor
                                                    of accounting at California
                                                    State University-Northridge
                                                    (1997).

Eric W. Falkeis          Treasurer   Indefinite     Vice President, U.S.                19          Not
Born (1973)                          Term           Bancorp Fund Services,                          Applicable
615 E. Michigan St.                  Since          LLC; Chief Financial
Milwaukee, WI  53202                 August 2002    Officer, Quasar Distributors,
                                                    LLC, since 2000.

Chad E. Fickett          Secretary   Indefinite     Compliance Administrator,           19          Not
Born (1973)                          Term           U.S. Bancorp Fund Services,                     Applicable
615 E. Michigan St.                  Since          LLC since July, 2000.
Milwaukee, WI  53202                 March 2002